Cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents.
Bank balances	$ 25,205	$ 17,340
Short-term deposits	11,040	39
Total cash and cash equivalents	$ 36,245	$ 17,379	$ 71,098
Money market investments, maximum maturity term	90 days